Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended
	May 31, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	Jan. 28, 2013 Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]	Jan. 28, 2013 Subsequent Event [Member]	Jan. 28, 2013 Subsequent Event [Member] Senior secured notes bearing interest at 7.125% maturing in March 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 460.0
Debt instrument interest rate stated percentage	7.125%	7.125%		7.125%
Debt instrument, maturity date				Mar. 15, 2021
Debt instrument percentage of redemption price				100.00%
Redemption price rate on principal amount	35.00%		35.00%
Redemption price percentage of aggregate principal amount	107.125%		107.125%
Debt instrument repurchase price rate on principal amount	101.00%		101.00%
Percentage of ownership interest	25.00%		25.00%
Debt instrument additional interest rate percentage	0.25%		0.25%
Debt instrument additional interest rate percentage	0.25%		0.25%
Debt instrument, interest rate, stated percentage rate range, maximum	1.00%		1.00%